Commitment and Contingencies	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Purchase Commitments
As of March 31, 2023, the Company had outstanding inventory and other purchase commitments of $2.1 billion. Most of the commitments relate to the expected purchase of cylindrical cells to be manufactured at a yet to be built LG Energy Solution battery cell plant in the United States, pursuant to a long-term supply agreement through 2028. The terms of the agreement require the Company to make certain prepayments that vary in size and that are made as milestones are met on the construction of the US facility. As of March 31, 2023, the Company has made a $10.0 million prepayment, which was recorded as the long-term inventory prepayment on the consolidated balance sheets. The Company expects the next prepayment to be made within the next six to twelve months. The prepayments will be recouped by the Company by offsetting a predetermined amount per unit on cells purchased from LG Energy Solution.
Letters of Credit
As of March 31, 2023, the Company had letters of credit outstanding totaling $20.2 million, which will expire over various dates in 2023 and 2024.
Legal Proceedings
The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. From time to time in the normal course of business, various claims and litigation have been asserted or commenced. Due to uncertainties inherent in litigation and other claims, the Company can give no assurance that it will prevail in any such matters, which could subject the Company to significant liability or damages. Any claims or litigation could have an adverse effect on the Company’s business, financial position, operating results, or cash flows in or following the period that claims or litigation are resolved.
As of March 31, 2023 and December 31, 2022, the Company was not a party to any legal proceedings that would have a material adverse effect on its business.
Commitments and Contingencies
Purchase Commitments
As of December 31, 2022, the Company had outstanding inventory and other purchase commitments of $2.2 billion. Most of the commitments relate to the expected purchase of cylindrical cells manufactured at a yet to be built LG Energy Solution battery cell plant in the United States, pursuant to a long-term supply agreement through 2028. The terms of the agreement require the Company to make certain prepayments that vary in size and that are made as milestones are met on the construction of the US facility. As of December 31, 2022, the Company has made a $10.0 million prepayment, which was recorded as the long-term inventory prepayment on the consolidated balance sheets. The Company expects the next prepayment to be made within the next six to twelve months. The prepayments will be recouped by the Company by offsetting a predetermined amount per unit on cells purchased from LG Energy Solution.
Letters of Credit
As of December 31, 2022, the Company had letters of credit outstanding totaling $17.8 million, which will expire over various dates in 2023.
Legal Proceedings
The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. From time to time in the normal course of business, various claims and litigation have been asserted or commenced. Due to uncertainties inherent in litigation and other claims, the Company can give no assurance that it will prevail in any such matters, which could subject the Company to significant liability or damages. Any claims or litigation could have an adverse effect on the Company’s business, financial position, operating results, or cash flows in or following the period that claims or litigation are resolved.
As of December 31, 2022, the Company was not a party to any legal proceedings that would have a material adverse effect on its business.